UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 28, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West T. Rowe Price Equity Income Fund (Initial Class and Class L)

Semi-Annual Report

June 28, 2013

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 28, 2013

Sector	Percentage of Fund Investments
Basic Materials	3.59%
Communications	9.48%
Consumer, Cyclical	8.39%
Consumer, Non-cyclical	11.82%
Energy	13.74%
Financial	19.75%
Industrial	13.94%
Technology	5.90%
Utilities	5.52%
Short Term Investments	7.87%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 28, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/13)	Ending Account Value (6/28/13)	Expenses Paid During Period* (1/01/13 – 6/28/13)
Initial Class
Actual	$1,000.00	$1,142.70	$4.29

Hypothetical (5% return before expenses)	$1,000.00	$1,020.52	$4.04

Class L
Actual	$1,000.00	$1,140.40	$6.21

Hypothetical (5% return before expenses)	$1,000.00	$1,018.72	$5.85

*Expenses are equal to the Fund’s annualized expense ratio of 0.82% for the Initial Class shares and 1.18% for the Class L shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 3.65%
66,800	Cliffs Natural Resources Inc (a)	$1,085,500
82,800	EI du Pont de Nemours & Co	4,347,000
252,883	International Paper Co	11,205,246
125,200	MeadWestvaco Corp	4,270,572
102,300	Newmont Mining Corp	3,063,885
157,500	Nucor Corp	6,822,900

		30,795,103

Communications — 9.64%
370,070	AT&T Inc	13,100,478
233,300	Cablevision Systems Corp Class A	3,924,106
130,171	CenturyLink Inc	4,601,545
332,200	Cisco Systems Inc	8,075,782
102,500	Comcast Corp Class A	4,292,700
471,800	Corning Inc	6,713,714
138,100	Harris Corp	6,801,425
213,600	New York Times Co Class A (b)	2,362,416
450,900	Nokia OYJ Sponsored ADR (a)(b)	1,686,366
174,233	Telefonica SA (b)(c)	2,241,565
163,633	Time Warner Inc	9,461,260
157,486	Verizon Communications Inc	7,927,845
985,000	Vodafone Group PLC (c)	2,821,957
82,000	Walt Disney Co	5,178,300
118,891	WPP PLC (c)	2,030,384

		81,219,843

Consumer, Cyclical — 7.93%
190,200	Carnival Corp	6,521,958
314,700	Ford Motor Co	4,868,409
61,550	Genuine Parts Co	4,805,208
55,500	Hasbro Inc (a)	2,488,065
133,700	Johnson Controls Inc	4,785,123
182,500	Kohl’s Corp	9,218,075
117,100	Macy’s Inc	5,620,800
66,250	Madison Square Garden Co Class A (b)	3,925,313
207,800	Mattel Inc	9,415,418
416,700	Staples Inc	6,608,862
6,300	Tiffany & Co	458,892
235,900	United Continental Holdings Inc (b)	7,381,311
6,000	Whirlpool Corp	686,160

		66,783,594

Consumer, Non-cyclical — 12.02%
235,400	Archer-Daniels-Midland Co	7,982,414
318,700	Avon Products Inc	6,702,261
184,400	Bristol-Myers Squibb Co	8,240,836
186,600	Campbell Soup Co	8,357,814
101,900	Clorox Co	8,471,966
86,500	Hospira Inc (b)	3,313,815
145,700	Johnson & Johnson	12,509,802
52,100	McCormick & Co Inc	3,665,756
120,200	McGraw Hill Financial Inc	6,393,438

Shares		Value

Consumer, Non-cyclical — (continued)
208,400	Merck & Co Inc	$9,680,180
94,200	PepsiCo Inc	7,704,618
386,388	Pfizer Inc	10,822,728
69,200	Quest Diagnostics Inc	4,195,596
188,800	Western Union Co	3,230,368

		101,271,592

Energy — 13.97%
100,000	Anadarko Petroleum Corp	8,593,000
165,100	Apache Corp	13,840,333
102,722	BP PLC Sponsored ADR	4,287,616
168,744	Chevron Corp	19,969,165
52,400	ConocoPhillips	3,170,200
173,000	CONSOL Energy Inc	4,688,300
86,500	Diamond Offshore Drilling Inc (a)	5,950,335
182,896	Exxon Mobil Corp	16,524,654
125,800	Hess Corp	8,364,442
145,100	Murphy Oil Corp	8,835,139
236,000	Petroleo Brasileiro SA ADR	3,167,120
183,000	Royal Dutch Shell PLC ADR	11,675,400
103,000	Schlumberger Ltd	7,380,980
111,000	Talisman Energy Inc Class A (a)(b)	1,268,730

		117,715,414

Financial — 20.03%
188,700	Allstate Corp	9,080,244
145,900	American Express Co	10,907,484
824,037	Bank of America Corp	10,597,116
114,100	Bank of New York Mellon Corp	3,200,505
88,900	Capital One Financial Corp	5,583,809
46,100	Chubb Corp	3,902,365
449,105	JPMorgan Chase & Co	23,708,253
199,000	Legg Mason Inc	6,170,990
136,427	Lincoln National Corp	4,975,493
62,900	Loews Corp	2,792,760
239,700	Marsh & McLennan Cos Inc	9,568,824
141,500	Northern Trust Corp	8,192,850
44,100	Och-Ziff Capital Management Group LLC Class A	460,404
157,300	PNC Financial Services Group Inc	11,470,316
346,500	Regions Financial Corp	3,302,145
144,100	SLM Corp	3,294,126
104,300	Sun Life Financial Inc (a)	3,089,366
239,500	SunTrust Banks Inc	7,561,015
385,000	US Bancorp	13,917,750
418,900	Wells Fargo & Co	17,288,003
207,413	Weyerhaeuser Co REIT	5,909,196
94,400	Willis Group Holdings PLC	3,849,632

		168,822,646

Industrial — 14.18%
87,000	3M Co	9,513,450
70,800	Agilent Technologies Inc	3,027,408
84,200	Boeing Co	8,625,448
69,304	Eaton Corp PLC	4,560,896
160,000	Emerson Electric Co	8,726,400

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares			Value

Industrial — (continued)
	984,000	General Electric Co	$22,818,960
	131,000	Honeywell International Inc	10,393,540
	156,900	Illinois Tool Works Inc	10,852,773
	78,700	Joy Global Inc	3,819,311
	37,000	Lockheed Martin Corp	4,013,020
	227,300	Masco Corp	4,430,077
	125,800	Norfolk Southern Corp	9,139,370
	15,800	Thermo Fisher Scientific Inc	1,337,154
	98,500	United Parcel Service Inc Class B	8,518,280
	97,000	USG Corp (a)(b)	2,235,850
	111,300	Vulcan Materials Co	5,388,033
	77,900	Xylem Inc	2,098,626

			119,498,596

Technology — 6.00%
	130,000	Analog Devices Inc	5,857,800
	15,300	Apple Inc	6,060,024
	396,100	Applied Materials Inc	5,905,851
	78,700	CA Inc	2,253,181
	118,800	Computer Sciences Corp	5,199,876
	518,900	Dell Inc	6,927,315
	52,800	Hewlett-Packard Co	1,309,440
	342,700	Microsoft Corp	11,833,431
	150,500	Texas Instruments Inc	5,247,935

			50,594,853

Utilities — 5.61%
	243,800	AES Corp	2,923,162
	147,263	Duke Energy Corp	9,940,253
	121,200	Entergy Corp	8,445,216
	220,400	Exelon Corp	6,805,952
	117,610	FirstEnergy Corp	4,391,557
	307,000	NiSource Inc	8,792,480
	45,400	TECO Energy Inc	780,426
	184,600	Xcel Energy Inc	5,231,564

			47,310,610

TOTAL COMMON STOCK — 93.03% (Cost $622,426,656)			$784,012,251

CONVERTIBLE PREFERRED STOCK
Financial — 0.05%
	8,150 Weyerhaeuser Co Class A(b)
	6.38%, 07/01/2016		415,650

TOTAL CONVERTIBLE PREFERRED STOCK — 0.05% (Cost $407,500)			$415,650

Shares	Value
PREFERRED STOCK
Consumer, Cyclical — 0.61%
106,750 General Motors Co	$5,157,359

TOTAL PREFERRED STOCK — 0.61% (Cost $5,330,988)	$5,157,359

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 6.30%
$ 10,000,000	Federal Farm Credit Bank
	0.02%, 07/08/2013	9,999,950
30,000,000	Federal Home Loan Bank
	0.02%, 07/01/2013	29,999,967
13,051,999	Federal Home Loan Mortgage Corp
	0.00%(d), 07/01/2013	13,051,999

		53,051,916

Reverse Repurchase Agreements — 1.38%
2,757,752	Undivided interest of 10.11% in a repurchase agreement (principal amount/value $27,443,360 with a maturity value of $27,443,680) with Citigroup Global Markets Inc, 0.14%, dated 6/28/13 to be repurchased at $2,757,752 on 7/1/13 collateralized by various U.S. Government Agency Securities, 2.17% - 5.50%, 12/1/17 - 6/1/43, with a value of $27,992,227. (e)	2,757,752

1,662,177	Undivided interest of 12.34% in a repurchase agreement (principal amount/value $13,640,222 with a maturity value of $13,640,347) with HSBC Securities (USA) Inc, 0.11%, dated 6/28/13 to be repurchased at $1,662,177 on 7/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 9.38%, 7/15/13 - 7/15/32, with a value of $13,913,096. (e)	1,662,177

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount		Value

Reverse Repurchase Agreements — (continued)
$ 1,095,575	Undivided interest of 2.26% in a repurchase agreement (principal amount/value $48,497,967 with a maturity value of $48,498,573) with HSBC Securities (USA) Inc, 0.15%, dated 6/28/13 to be repurchased at $1,095,575 on 7/1/13 collateralized by Federal Home Loan Mortgage Corp, 2.50% - 7.00%, 5/1/22 - 5/1/43, with a value of $49,467,956. (e)	$1,095,575

580,570	Undivided interest of 4.53% in a repurchase agreement (principal amount/value $12,850,438 with a maturity value of $12,850,556) with JP Morgan Securities, 0.11%, dated 6/28/13 to be repurchased at $580,570 on 7/1/13 collateralized by U.S. Treasury Securities, 0.63% - 3.88%, 1/15/25 - 2/15/43, with a value of $13,107,777. (e)	580,570

2,757,752	Undivided interest of 5.60% in a repurchase agreement (principal amount/value $49,430,686 with a maturity value of $49,431,304) with Morgan Stanley & Co LLC, 0.15%, dated 6/28/13 to be repurchased at $2,757,752 on 7/1/13 collateralized by Federal National Mortgage Association, 2.19% - 5.00%, 6/1/18 - 4/1/43, with a value of $50,419,300. (e)	2,757,752

Principal Amount		Value

Reverse Repurchase Agreements — (continued)
$ 2,757,752	Undivided interest of 5.63% in a repurchase agreement (principal amount/value $49,062,924 with a maturity value of $49,063,537) with BNP Paribas Securities Corp, 0.15%, dated 6/28/13 to be repurchased at $2,757,752 on 7/1/13 collateralized by various U.S. Government Agency Securities, 0.45% - 5.38%, 3/15/16 - 2/13/17, with a value of $50,044,241. (e)	$2,757,752

		11,611,578

TOTAL SHORT TERM INVESTMENTS — 7.68% (Cost $64,663,494)		$64,663,494

TOTAL INVESTMENTS — 101.37% (Cost $692,828,638)		$854,248,754

OTHER ASSETS & LIABILITIES, NET — (1.37)%		$(11,514,504)

TOTAL NET ASSETS — 100.00%		$842,734,250

(a)	A portion or all of the security is on loan at June 28, 2013.
(b)	Non-income producing security.
(c)	Foreign security is fair valued under procedures adopted by the Board of Directors.
(d)	The security’s yield to maturity was less than 0.01%.
(e)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 28, 2013 (Unaudited)

Great-West T. Rowe Price Equity Income Fund

ASSETS:
Investments in securities, fair value (including $11,215,727 of securities on loan)(a)	$842,637,176
Reverse repurchase agreements, fair value(b)	11,611,578
Cash	418,311
Dividends and interest receivable	1,266,149
Subscriptions receivable	748,699
Receivable for investments sold	535,485

Total Assets	857,217,398

LIABILITIES:
Payable to investment adviser	540,182
Payable upon return of securities loaned	11,611,578
Redemptions payable	575,922
Payable for investments purchased	1,755,335
Payable for distribution fees	131

Total Liabilities	14,483,148

NET ASSETS	$842,734,250

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,551,743
Paid-in capital in excess of par	647,675,228
Net unrealized appreciation on investments and foreign currency translations	161,420,116
Undistributed net investment income	473,538
Accumulated net realized gain on investments and foreign currency transactions	28,613,625

TOTAL NET ASSETS	$842,734,250

TOTAL NET ASSETS BY CLASS
Initial Class	$842,039,346

Class L	$694,904

CAPITAL STOCK:
Authorized
Initial Class	125,000,000
Class L	35,000,000
Issued and Outstanding
Initial Class	45,458,805
Class L	58,623

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$18.52

Class L	$11.85

(a) Cost of investments	$681,217,060
(b) Cost of reverse repurchase agreements	$11,611,578

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 28, 2013 (Unaudited)

Great-West T. Rowe Price Equity Income Fund

INVESTMENT INCOME:
Interest	$3,805
Income from securities lending	88,516
Dividends	10,003,881
Foreign withholding tax	(70,088)

Total Income	10,026,114

EXPENSES:
Management fees	3,153,923
Audit fees	10,103
Bank and custodian fees	18,075
Distribution fees - Class L	675
Investment administration fees	56,417
Other	31,093

Total Expenses	3,270,286

Less amount reimbursed by investment adviser	16,828
Less amount waived by distributor - Class L	19

Net Expenses	3,253,439

NET INVESTMENT INCOME	6,772,675

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments and foreign currency transactions	28,968,074
Net change in unrealized appreciation on investments and foreign currency translations	67,302,106

Net Realized and Unrealized Gain on Investments and Foreign Currency	96,270,180

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$103,042,855

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 28, 2013 and fiscal year ended December 31, 2012

Great-West T. Rowe Price Equity Income Fund	2013 (Unaudited)	2012

OPERATIONS:
Net investment income	$6,772,675	$15,080,805
Net realized gain on investments	28,968,074	34,612,819
Net change in unrealized appreciation on investments	67,302,106	63,438,902

Net Increase in Net Assets Resulting from Operations	103,042,855	113,132,526

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(6,289,932)	(15,180,303)
Class L	(9,205)	(11,236)

From net investment income	(6,299,137)	(15,191,539)

Total Distributions	(6,299,137)	(15,191,539)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	140,039,985	229,452,080
Class L	575,725	243,912
Shares issued in reinvestment of distributions
Initial Class	6,289,932	15,180,303
Class L	9,205	11,236
Shares redeemed
Initial Class	(149,512,290)	(275,196,826)
Class L	(248,897)	(21,440)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(2,846,340)	(30,330,735)

Total Increase in Net Assets	93,897,378	67,610,252

NET ASSETS:
Beginning of period	748,836,872	681,226,620

End of period (a)	$842,734,250	$748,836,872

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	7,617,924	14,629,261
Class L	49,289	23,406
Shares issued in reinvestment of distributions
Initial Class	342,962	968,913
Class L	784	1,087
Shares redeemed
Initial Class	(8,325,966)	(17,649,232)
Class L	(21,081)	(2,061)

Net Decrease	(336,088)	(2,028,626)

(a) Including undistributed net investment income:	$473,538	$0

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010	2009	2008
Great-West T. Rowe Price Equity Income Fund - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$16.33		$14.23		$14.63	$12.95	$10.54	$18.86

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.15	(a)	0.33	(a)	0.27	0.24	0.23	0.43
Net realized and unrealized gain (loss)	2.18		2.10		(0.40)	1.68	2.41	(7.07)

Total From Investment Operations	2.33		2.43		(0.13)	1.92	2.64	(6.64)

LESS DISTRIBUTIONS:
From net investment income	(0.14)		(0.33)		(0.27)	(0.24)	(0.23)	(0.43)
From net realized gains	–		–		–	–	–	(1.25)

Total Distributions	(0.14)		(0.33)		(0.27)	(0.24)	(0.23)	(1.68)

NET ASSET VALUE, END OF PERIOD	$18.52		$16.33		$14.23	$14.63	$12.95	$10.54

TOTAL RETURN(b)	14.27%	(c)	17.21%		(0.88%)	15.07%	25.20%	(36.18%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$842,039		$748,525		$681,159	$697,525	$591,747	$467,752
Ratio of expenses to average net assets
Before reimbursement	0.82%	(d)	0.82%		0.83%	0.83%	0.84%	0.83%
After reimbursement	0.82%	(d)	0.82%		0.83%	0.83%	0.84%	0.83%
Ratio of net investment income to average net assets
Before reimbursement	1.72%	(d)	2.10%		1.90%	1.82%	2.10%	2.39%
After reimbursement	1.72%	(d)	2.10%		1.90%	1.82%	2.11%	2.40%
Portfolio turnover rate(e)	11%	(c)	20%		28%	19%	30%	31%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Annualized.
(e)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	(a)
Great-West T. Rowe Price Equity Income Fund - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$10.53		$9.43		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.08	(b)	0.20	(b)	0.31
Net realized and unrealized gain (loss)	1.40		1.38		(0.51)

Total From Investment Operations	1.48		1.58		(0.20)

LESS DISTRIBUTIONS:
From net investment income	(0.16)		(0.48)		(0.37)
From net realized gains	–		–		–

Total Distributions	(0.16)		(0.48)		(0.37)

NET ASSET VALUE, END OF PERIOD	$11.85		$10.53		$9.43

TOTAL RETURN(c) (d)	14.04%	(e)	16.96%		(1.99%)	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$695		$312		$68
Ratio of expenses to average net assets
Before reimbursement and waiver	7.35%	(f)	21.02%		185.59%	(f)
After reimbursement and waiver	1.18%	(f)	1.05%		1.05%	(f)
Ratio of net investment income (loss) to average net assets
Before reimbursement and waiver	(4.78%)	(f)	(18.06%)		(182.48%)	(f)
After reimbursement and waiver	1.39%	(f)	1.91%		2.06%	(f)
Portfolio turnover rate(g)	11%	(e)	20%		28%	(e)

(a)	Class L inception date was July 29, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND

Notes to Financial Statements

(Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West T. Rowe Price Equity Income Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek substantial dividend income and also long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined at a time that corresponds to the closing of the New York Stock Exchange.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

Semi-Annual Report - June 28, 2013

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Convertible Preferred Stock, Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Short Term Investments	Maturity date and credit quality.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of June 28, 2013, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:(a)
Convertible Preferred Stock	$—	$415,650	$—	$415,650
Domestic Common Stock	743,333,219	—	—	743,333,219
Foreign Common Stock	33,585,126	7,093,906	—	40,679,032
Preferred Stock	—	5,157,359	—	5,157,359
Short Term Investments (a)	—	64,663,494	—	64,663,494

Total Investments	$776,918,345	$77,330,409	$0	$854,248,754

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian and/or securities lending agent, receives delivery of the

Semi-Annual Report - June 28, 2013

underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the period ended June 28, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The character of

Semi-Annual Report - June 28, 2013

dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.80% of the average daily net assets of the Fund. However, the Adviser is required by contract to reimburse the Fund for any expenses which exceed an annual rate, including management fees, of 0.95% of the average daily net assets of the Fund. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. The Adviser and Great-West Funds have entered into a sub-advisory agreement with T. Rowe Price Associates, Inc. The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-three funds for which they serve as directors was $137,900 for the period ended June 28, 2013.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended June 28, 2013, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $82,116,941 and $113,496,933, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 28, 2013, the U.S. Federal income tax cost basis was $698,562,998. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $199,121,121 and gross depreciation of securities in which there was an excess of tax cost over value of $43,435,365 resulting in net appreciation of $155,685,756.

5.	SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all

Semi-Annual Report - June 28, 2013

times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 28, 2013 the Fund had securities on loan valued at $11,215,727 and received collateral of $11,611,578 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

6.	LEGAL PROCEEDINGS

Several lawsuits have been filed relating to the Fund’s previous investments in Tribune Company in connection with Tribune Company’s Chapter 11 bankruptcy proceeding. The lawsuits stem from a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007. On December 7, 2010, Great-West Funds was named as a defendant and putative member of the proposed defendant class of shareholders in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company in the U.S. Bankruptcy Court for the District of Delaware. On September 20, 2011, Great-West Funds was named as a defendant and a putative defendant class member in a lawsuit filed by the indenture trustees of certain noteholders of Tribune Company in the U.S. District Court for the District of Colorado. The Fund was also named as a defendant in this lawsuit. These lawsuits have been consolidated with others into an action pending in the U.S. District Court for the Southern District of New York. The plaintiffs in all these lawsuits seek to recover amounts paid to Tribune shareholders in connection with the leveraged buyout, plus interest and attorneys’ fees and expenses.

Management cannot predict the outcome of these lawsuits. The lawsuits allege no misconduct by Great-West Funds or the Fund, and Great-West Funds and the Fund intend to vigorously defend themselves in the lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Fund, the payment of such judgments or settlements could have a material adverse effect on the Fund’s net asset value. The value of the proceeds received by the Fund in connection with the leveraged buyout is approximately $14,059,000.

Semi-Annual Report - June 28, 2013

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, including the Directors who are not interested persons of Great-West Funds (the “Independent Directors”), at a meeting held on April 18, 2013 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Funds and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between Great-West Funds, GWCM and T. Rowe Price Associates, Inc. (the “Sub-Adviser”).

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the Fund, and for making decisions to buy, sell or hold any particular security.

On March 21, 2013, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”). The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser. Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.

Investment Performance

The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Initial Class as compared against its benchmark index and the performance of similar funds. This information included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2012 and quarterly returns for the five-year period ended December 31, 2012. The Board also considered the composition of the Fund’s peer group of funds, as determined by GWCM, based on funds of similar size and asset class and with similar intermediary fees as estimated by GWCM from the Fund’s Morningstar category. The Board was provided with a description of the methodology GWCM used to determine the similarity of the Fund with the funds included in the peer group. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index.

The Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2012, the Fund was in the first, second, second and second quartiles, respectively, of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers). The Board also considered that the Fund’s performance surpassed that of its benchmark for the one-year period ended December 31, 2012 and for the three-, five- and ten- year periods ended December 31, 2012, the Fund’s performance was in line with its benchmark. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the fee structure of the Fund and the level of the investment management fees and other expenses payable by the Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Initial Class, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by GWCM based on the Fund’s Morningstar category, and of the entire Morningstar peer universe. Specifically, the Board considered the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, the Fund’s management fee less the administrative services fee GWCM pays its affiliate for such services (the “Management Fee Less Administrative Services Fee”) in comparison to the management fees of the peer group of funds less intermediary fees paid by such funds as estimated by GWCM, and the Fund’s total expense ratio including and excluding the administrative services fees GWCM pays its affiliate in comparison to the peer group funds’ total expense ratios including and excluding intermediary fees paid by such funds as estimated by GWCM. In addition, the Board considered the Fund’s Management Fee Less Non-Management Expenses and the Fund’s Management Fee Less Administrative Services Fee in comparison to the average and median contractual management fees and management fees less intermediary fees as estimated by GWCM, respectively, of the peer universe of funds. The Board also considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.

Based on the information provided, the Board noted that the Fund’s Contractual Management Fee was greater than the median and average management fee of its peer group of funds. The Board noted, however, that, with respect to the Fund’s Management Fee Less Administrative Services Fee and the Fund’s total annual operating expense ratio, the Fund was below the average and median management fee less estimated intermediary fees and total expense ratio, respectively, of its peer group. The Board further noted that the Fund’s total annual operating expense ratio was in the first quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and lower than the average and median total expense ratio of the funds in the peer universe.

The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the funds within Great-West Funds have higher advisory fees than the separate accounts and other products managed by GWCM because of the increased regulatory and compliance requirements of the funds and the differences in the range of services provided to the funds and to such other clients.

The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements from GWCM and the Sub-Adviser and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.

Other Factors

The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Fund’s brokerage to such brokers. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.  CODE OF ETHICS.

Not required in filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.             SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.             CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.             EXHIBITS.

(a)            (1) Not required in filing.

         (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

         (3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 26, 2013

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	August 26, 2013